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CDC NVEST GOVERNMENT SECURITIES FUND
CDC NVEST LIMITED TERM U.S. GOVERNMENT FUND
CDC NVEST SHORT TERM CORPORATE INCOME FUND
CDC NVEST STRATEGIC INCOME FUND
CDC NVEST BOND INCOME FUND
CDC NVEST HIGH INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 1, 2001 (AS REVISED OCTOBER 1, 2001)


     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 1, 2001 for Class A, Class B or Class C shares, or the Prospectus of the Funds dated May 1, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectuses from CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other CDC Nvest Funds.


     CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund and CDC Nvest Bond Income Fund are each a diversified fund of CDC Nvest Funds Trust I, a registered open-end management investment company that offers a total of twelve funds, and CDC Nvest Limited Term U.S. Government Fund, CDC Nvest Short Term Corporate Income Fund and CDC Nvest High Income Fund are each a diversified fund of CDC Nvest Funds Trust II, a registered open-end management investment company that offers a total of five funds. CDC Nvest Funds Trust I and CDC Nvest Funds Trust II are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust." Each Fund's financial statements and accompanying notes that appear in such Fund's annual and semi-annual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge, by calling 800-225-5478.

                         T A B L E  O F  C O N T E N T S
                                   PART I
                                                                           Page
                                                                           ----

    Investment Restrictions                                                ii
    Fund Charges and Expenses                                              viii
    Ownership of Fund Shares                                               xiv
    Investment Performance of the Funds                                    xvii

                                     PART II
    Miscellaneous Investment Practices                                     2
    Management of the Trusts                                               27
    Portfolio Transactions and Brokerage                                   47
    Description of the Trusts and Ownership of Shares                      55
    How to Buy Shares                                                      59
    Net Asset Value and Public Offering Price                              60
    Reduced Sales Charges - Class A Shares Only                            61
    Shareholder Services                                                   63
    Redemptions                                                            70
    Standard Performance Measures                                          73
    Income Dividends, Capital Gain Distributions and Tax Status            78
    Financial Statements                                                   82
    Appendix A - Description of Bond Ratings                               83
    Appendix B - Media That May Contain Fund Information                   87
    Appendix C - Advertising and Promotional Literature                    88

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                             INVESTMENT RESTRICTIONS

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     The following is a description  of  restrictions  on the  investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


CDC NVEST GOVERNMENT SECURITIES FUND
CDC Nvest Government Securities Fund (the "Government Securities Fund") will not:

(1) Invest in any securities other than U.S. government securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements;


*(2) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(5) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(6) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(8) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. government securities and with respect to interest rate futures contracts; or

+(9) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees).

     Although the Government Securities Fund may from time to time loan its portfolio securities and issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (4), (5) and (6) above, the Fund has no current intention of engaging in such investment techniques.



CDC NVEST LIMITED TERM U.S. GOVERNMENT FUND
CDC Nvest Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund") will not:


*(1) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(2) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(3) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(4) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;
*(6) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;


(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust II's trustees).

     Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the investment restrictions set forth above, the Fund has no current intention of engaging in such investment techniques.


CDC NVEST SHORT TERM CORPORATE INCOME FUND
CDC Nvest Short Term Corporate Income Fund (the "Short Term Corporate Income Fund") will not:


*(1) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(3) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act;

*(4) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(5) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(6) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(7) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(8) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to fixed-income securities and currencies and with respect to futures contracts on fixed-income securities or currencies;

(11) Purchase any illiquid security, including securities that are not readily marketable, if, as a result, more than 10% of the Fund's total net assets (based on current value) would then be invested in such securities. (The staff of the Securities and Exchange Commission (the "SEC") is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view); or

     Although the Fund may loan its portfolio securities and issue senior securities, borrow money, pledge its assets, and invest in the securities of other investment companies to the extent permitted by investment restrictions
(4), (5) and (6) above, the Fund has no current intention of engaging in such investment activities.



CDC NVEST STRATEGIC INCOME FUND
CDC Nvest Strategic Income Fund (the "Strategic Income Fund") will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(6) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(7) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(9) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(10) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;


+(11) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees); or


*(12) Issuesenior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

CDC NVEST BOND INCOME FUND
CDC Nvest Bond Income Fund (the "Bond Income Fund") will not:


*(1) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(3) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(9)     Write, purchase or sell options or warrants, except that the Fund may
        (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering involving, other securities, and
        (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts; or


*(10) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act; or

+(11) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees).



CDC NVEST HIGH INCOME FUND
CDC Nvest High Income Fund (the "High Income Fund") will not:

*(1) Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company;

*(2) Purchase securities on "margin," except for short-term credits as needed to clear securities purchases;

*(3) Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities;

*(4) Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC;

*(5) Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(6) Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans;

*(7)    Make short sales of securities or maintain a short position;

*(8) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein;

*(9) Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs;

*(10)   Underwrite the securities of other issuers;

*(11) Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities;

*(12) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries);

*(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets;

*(14) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(15) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust II's trustees.)


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                           FUND CHARGES AND EXPENSES
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ADVISORY FEES

     Pursuant to separate advisory agreements, each dated October 30, 2000 (October 1, 2001 for Government Securities Fund and Limited Term U.S. Government
Fund), CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisers a gross advisory fee at the annual rates set forth in the following table, which fees maybe reduced by the amount of any subadvisory fees payable by the Fund to its subadviser pursuant to any subadvisory agreement:


                                                               Advisory fee payable by Fund to CDC IXIS Advisers
                          Fund                                (as a percentage of average daily net assets of the
                                                                                     Fund)
   ----------------------------------------------------     ---------------------------------------------------------


   Government Securities Fund                                   0.550%     of the first $200 million
                                                                0.525%     of the next $300 million
                                                                0.500%     of amounts in excess of $500 million

   Limited Term U.S. Government Fund                            0.570%     of the first $200 million
                                                                0.545%     of the next $300 million
                                                                0.520%     of amounts in excess of $500 million


   Short Term Corporate Income                                  0.55%      of the first $200 million
                                                                0.51%      of the next $300 million
                                                                0.47%      of amounts in excess of $500 million

   Strategic Income Fund                                        0.65%      of the first $200 million
                                                                0.60%      of amounts in excess of $200 million

   Bond Income Fund                                             0.50%      of the first $100 million
                                                                0.375%     of amounts in excess of $100 million

   High Income Fund                                             0.70%      of the first $200 million
                                                                0.65%      of amounts in excess of $200 million

     Each advisory agreement provides that CDC IXIS Advisers may delegate its responsibilities thereunder to another party.


     Pursuant to separate subadvisory agreements, each dated October 2000, CDC IXIS Advisers has delegated responsibility for managing the investment and reinvestment of the Strategic Income Fund's and the High Income Fund's assets to Loomis Sayles & Company, L.P. ("Loomis Sayles"), as subadviser. Pursuant to separate subadvisory agreements, each dated October 1, 2001, CDC IXIS Advisers has delegated responsibility for managing the investment and reinvestment of the other Funds' assets to Loomis Sayles, as subadviser. For the services described in the subadvisory agreements, each Fund has agreed to pay Loomis Sayles a subadvisory fee at the annual rate set forth in the following table:


                                                                                Subadvisory fee payable to subadviser
                    Fund                             Subadviser          (as a percentage of average daily net assets of the
                                                                                                Fund)
----------------------------------------------   -------------------   ---------------------------------------------------------


Government Securities Fund                         Loomis Sayles             0.2750%        of the first $200 million
                                                                             0.2625%        of the next $300 million
                                                                             0.2500%        of amounts in excess of $500
                                   xi                                                       million




Limited Term U.S. Government Fund                  Loomis Sayles             0.2850%        of the first $200 million
                                                                             0.2725%        of the next $300 million
                                                                             0.2600%        of amounts in excess of $500
                                                                                            million


Short Term Corporate Income Fund                   Loomis Sayles             0.275%         of the first $200 million
                                                                             0.255%         of the next $300 million
                                                                             0.235%         of amounts in excess of $500
                                                                                            million

Bond Income Fund                                   Loomis Sayles             0.250%         of the first $100 million
                                                                             0.1875%        of amounts in excess of $100
                                                                                            million

High Income Fund and                               Loomis Sayles             0.350%        of the first $200 million
Strategic Income Fund                                                        0.300%        of amounts in excess of $200
                                                                                           million

     CDC IXIS Advisers has given a binding undertaking, which is in effect until May 1, 2002, to Short Term Corporate Income Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 0.90%, 1.65%, 1.65% and 0.60% of the average daily net assets of the Fund's Class A, Class B, Class C and Class Y shares, respectively. The undertaking will be binding on CDC IXIS Advisers until May 1, 2002, subject to the obligation of the Fund to pay such deferred fees and expenses in later periods to the extent that the Fund's expenses fall below the annual rate of 0.90% of average daily net assets for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 0.60% for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred. The recapture period for expenses incurred prior to December 31, 1998 is two years.

     In 1998, each subadvisory agreement was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Advisers. Also in 1998, the advisory agreement for each Fund was amended to provide that the advisory fees payable by the Fund to CDC IXIS Advisers are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, or the services to be provided to the Funds by CDC IXIS Advisers and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

     For the last three fiscal years, the advisory fees payable by the Funds (before any voluntary reductions) and the advisory fee actually paid by the Funds were as follows:


             Government Securities Fund

                                                         1998                 1999                2000
                                                         ----                 ----                ----

             Total Advisory Fee                        $728,262             $694,061            $564,715

             CDC IXIS Advisers
                      Fee Earned                       $364,131             $347,031            $282,357
                                                       --------             --------            --------
                      Total Paid                       $364,131             $347,031            $282,357


             Back Bay Advisors*

                      Fee Earned                       $364,131             $347,030            $282,358
                                                       --------             --------            --------
                      Total Paid                       $364,131             $347,030            $282,358

             Limited Term U.S. Government Fund


                                                         1998                 1999                2000
                                                         ----                 ----                ----

             Total Advisory Fee                       $1,591,988           $1,351,488           $984,627

             CDC IXIS Advisers
                      Fee Earned                       $795,994             $675,744            $492,314
                                                       --------             --------            --------
                      Total Paid                       $795,994             $675,744            $492,314


             Back Bay Advisors*

                      Fee Earned                       $795,994             $675,744            $492,313
                                                       --------             --------            --------
                      Total Paid                       $795,994             $675,744            $492,313


             Short Term Corporate Income Fund

                                                         1998                 1999                2000
                                                         ----                 ----                ----

             Total Advisory Fee                       $1,013,997            $472,893            $375,879

             CDC IXIS Advisers
                      Fee Earned                       $506,999             $236,447            $187,940
                      Amount Waived                    $312,575             $221,638            $145,879
                                                       --------             --------            --------
                      Total Paid                       $194,424             $14,809              $42,061


             Back Bay Advisors*

                      Fee Earned                       $506,998             $236,446            $187,939
                      Amount Waived                    $312,575             $221,639            $145,878
                                                       --------             --------            --------
                      Total Paid                       $194,423             $14,807              $42,061



             Strategic Income Fund

                                                         1998                 1999                2000
                                                         ----                 ----                ----

             Total Advisory Fee                       $2,142,686           $1,907,366          $1,821,471

             CDC IXIS Advisers
                      Fee Earned                      $1,021,343            $903,681            $860,735
                                                      ----------            --------            --------
                      Total Paid                      $1,021,343            $903,681            $860,735

             Loomis Sayles
                      Fee Earned                      $1,121,343           $1,003,685           $960,736
                                                      ----------           ----------           --------
                      Total Paid                      $1,121,343           $1,003,685           $960,736



             Bond Income Fund
                                                         1998                 1999                2000
                                                         ----                 ----                ----

             Total Advisory Fee                       $1,115,200           $1,354,356          $1,240,185

             CDC IXIS Advisers
                      Fee Earned                       $557,600             $677,178            $620,092
                                                       --------             --------            --------
                      Total Paid                       $557,600             $677,178            $620,092


             Back Bay Advisors*

                      Fee Earned                       $557,600             $677,178            $620,093
                                                       --------             --------            --------
                      Total Paid                       $557,600             $677,178            $620,093



             High Income Fund

                                                        1998                 1999                2000
                                                         ----                 ----                ----

             Total Advisory Fee                        $899,082            $1,085,124           $905,934

             CDC IXIS Advisers
                      Fee Earned                       $449,541             $542,562            $452,967
                                                       --------             --------            --------
                      Total Paid                       $449,541             $542,562            $452,967

             Loomis Sayles
                      Fee Earned                       $449,541             $542,562            $452,967
                                                       --------             --------            --------
                      Total Paid                       $449,541             $542,562            $452,967


          * The subadviser to each Fund prior to June 1, 2001 (June 18, 2001 for Short Term Corporate Income Fund and Bond Income Fund) was Back Bay Advisors, L.P. ("Back Bay Advisors"). Effective June 1, 2001 (June 18, 2001 for Short Term Corporate Income Fund and Bond Income Fund), Loomis Sayles became subadviser to each Fund.


BROKERAGE COMMISSIONS

         In 1998, 1999 and 2000, Government Securities Fund paid total brokerage commissions of $1,655, $0 and $0, respectively.

         In 1998, 1999 and 2000, Limited Term U.S. Government Fund paid total brokerage commissions of $609,640, $0 and $0, respectively.

         In 1998, 1999 and 2000, Strategic Income Fund paid total brokerage commissions of $69,654, $15,466 and $0, respectively.

         In 1998, 1999 and 2000, Short Term Corporate Income Fund paid no brokerage commissions.

         In 1998, 1999 and 2000, Bond Income Fund paid no brokerage commissions.

         In 1998, 1999 and 2000, High Income Fund paid no brokerage commissions.

         For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES


     As explained in Part II of this Statement, the Class A, Class B and (except in the case of the Government Securities Fund, which does not offer Class C shares), Class C shares of each Fund pay the Distributor a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1998, 1999 and 2000:


                           FUND                            1998            1999           2000
                                                           ----            ----           ----
      ------------------------------------------------
      Government Securities Fund                           $251,899        $234,846       $187,097  (Class A)
                                                            $70,781         $99,838        $88,844  (Class B)

      Limited Term U.S. Government Fund                    $727,464        $605,537       $450,933  (Class A)
                                                           $167,187        $164,763       $121,510  (Class B)
                                                           $157,691        $112,910        $71,993  (Class C)

      Short Term Corporate Income Fund*                    $444,423        $204,810       $161,100  (Class A)
                                                            $31,994         $36,457        $34,524  (Class B)
                                                               $100          $4,278         $4,495  (Class C)

      Bond Income Fund                                     $508,997        $560,299       $453,608  (Class A)
                                                           $471,018        $804,437       $916,336  (Class B)
                                                            $69,702        $124,521       $135,121  (Class C)

                                      xiv


      High Income Fund**                                   $179,477        $191,143       $153,426  (Class A)
                                                           $533,715        $689,945       $607,186  (Class B)
                                                            $32,113         $95,684        $73,309  (Class C)



      Strategic Income Fund                                $354,155        $318,145       $307,109  (Class A)
                                                         $1,458,910      $1,313,549     $1,246,660  (Class B)
                                                           $528,954        $426,145       $392,600  (Class C)

      * The Short Term Corporate Income Fund first offered Class C shares on December 7, 1998.
     ** The High Income Fund first offered Class C shares on March 2, 1998.

     During the fiscal year ended December 31, 2000, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers exclude advanced commissions sold to a third party):

      GOVERNMENT SECURITIES FUND

      (Class A shares)
      Compensation to Investment Dealers                                                                  $187,024
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $207,550
                                                                                                          --------
                                                           TOTAL                                          $394,574

      (Class B shares)
      Compensation to Investment Dealers                                                                   $83,175
      Compensation to Distributor's Sales Personnel and Other Related Costs                                $55,643
                                                                                                           -------
                                                           TOTAL                                          $138,818


      LIMITED TERM U.S. GOVERNMENT FUND
      (Class A shares)
      Compensation to Investment Dealers                                                                  $322,300
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $305,579
                                                                                                          --------
                                                           TOTAL                                          $627,879

      (Class B shares)
      Compensation to Investment Dealers                                                                  $118,015
      Compensation to Distributor's Sales Personnel and Other Related Costs                                $16,264
                                                                                                           -------
                                                           TOTAL                                          $134,279

      (Class C shares)
      Compensation to Investment Dealers                                                                   $63,781
      Compensation to Distributor's Sales Personnel and Other Related Costs                                 $8,367
                                                                                                            ------
                                                           TOTAL                                           $72,148


      SHORT TERM CORPORATE INCOME FUND
      (Class A shares)
      Compensation to Investment Dealers                                                                  $161,618
      Compensation to Distributor's Sales Personnel and Other Related Costs                                $56,895
                                                                                                           -------
                                                           TOTAL                                          $218,513

      (Class B shares)
      Compensation to Investment Dealers                                                                   $32,207
      Compensation to Distributor's Sales Personnel and Other Related Costs                                $19,034
                                                                                                           -------
                                                           TOTAL                                           $51,241

      (Class C shares)
      Compensation to Investment Dealers                                                                    $2,426
      Compensation to Distributor's Sales Personnel and Other Related Costs                                 $1,836
                                                                                                            ------
                                                           TOTAL                                            $4,261



      STRATEGIC INCOME FUND

      (Class A shares)
      Compensation to Investment Dealers                                                                  $301,499
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $410,326
                                                                                                          --------
                                                           TOTAL                                          $711,825

      (Class B shares)
      Compensation to Investment Dealers                                                                $1,188,699
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $465,068
                                                                                                          --------
                                                           TOTAL                                        $1,653,767
      (Class C shares)
      Compensation to Investment Dealers                                                                  $372,059
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $135,017
                                                                                                          --------
                                                           TOTAL                                          $507,076


      BOND INCOME FUND
      (Class A shares)
      Compensation to Investment Dealers                                                                  $468,492
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $880,412
                                                                                                          --------
                                                           TOTAL                                        $1,348,904

      (Class B shares)
      Compensation to Investment Dealers                                                                  $831,560
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $652,739
                                                                                                          --------
                                                           TOTAL                                        $1,484,299

      (Class C shares)
      Compensation to Investment Dealers                                                                   $98,862
      Compensation to Distributor's Sales Personnel and Other Related Costs                                $64,866
                                                                                                           -------
                                                           TOTAL                                          $163,728



      HIGH INCOME FUND
      (Class A shares)
      Compensation to Investment Dealers                                                                  $152,386
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $189,632
                                                                                                          --------
                                                           TOTAL                                          $342,017

      (Class B shares)
      Compensation to Investment Dealers                                                                  $563,929
      Compensation to Distributor's Sales Personnel and Other Related Costs                               $196,490
                                                                                                          --------
                                                           TOTAL                                          $760,419

      (Class C shares)
      Compensation to Investment Dealers                                                                   $60,999
      Compensation to Distributor's Sales Personnel and Other Related Costs                                $21,510
                                                                                                           -------
                                                           TOTAL                                           $82,509


     Of the amounts listed above as compensation to investment dealers, the amounts shown in the table below were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis"), broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees they received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


NEW ENGLAND SECURITIES

                                                         Class A               Class B               Class C
                                                         -------               -------               -------
      Government Securities Fund                         $110,671              $6,118                   $0
      Short Term Corporate Income Fund                   $53,579               $2,315                 $1,614
      Bond Income Fund                                   $204,458              $40,601               $23,648
      High Income Fund                                   $51,587               $15,624                $9,733
      Limited Term U.S. Government Fund                  $165,462              $11,557                $5,266
      Strategic Income Fund                              $142,636              $62,901               $47,232


METLIFE SECURITIES
                                                         Class A               Class B               Class C
                                                         -------               -------               -------
      Government Securities Fund                          $1,466               $1,157                   $0
      Short Term Corporate Income Fund                     $904                 $613                    $0
      Bond Income Fund                                    $9,133               $7,703                   $0
      High Income Fund                                    $5,841               $4,020                   $0
      Limited Term U.S. Government Fund                   $1,631                $187                    $0
      Strategic Income Fund                               $4,337               $9,458                   $0


NATHAN & LEWIS
                                                          Class A              Class B               Class C
                                                          -------              -------               -------
      Government Securities Fund                           $239                  $121                   $0
      Short Term Corporate Income Fund                     $646                  $13                    $0
      Bond Income Fund                                    $1,264                 $103                  $147
      High Income Fund                                     $221                  $66                    $0
      Limited Term U.S. Government Fund                    $577                  $15                    $0
      Strategic Income Fund                                $489                  $283                  $202



--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

     As of April 2, 2001, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the indicated classes set forth below.

                                                                                                           OWNERSHIP
                     FUND                          SHAREHOLDER AND ADDRESS                                 PERCENTAGE

    GOVERNMENT SECURITIES FUND

    Class B Shares                                 MLPF&S For the Sole Benefit of It's Customers               7.07%
                                                   Attn Fund Administration ML# 97CH8
                                                   4800 Deer Lake Dr East, 2nd Fl
                                                   Jacksonville, FL 32246-6484

    Class Y Shares                                 New England Mutual Life Insurance Company                  100.00%
                                                   Separate Investment Accounting
                                                   Attn Brenda Harmon
                                                   501 Boylston Street, 6th Floor
                                                   Boston, MA 02116-3769

                                     xviii


    LIMITED TERM U.S. GOVERNMENT FUND

    Class C Shares                                 The Bank of New York as Funds Custodian for the City        6.65%
                                                   of Forsyth Georgia
                                                   100 Ashford Center N Ste 520
                                                   Atlanta, GA 30338-4865

                                                   Lynspen and Company for Reinvestment                       21.11%
                                                   P.O. Box 830804
                                                   Birmingham, AL 35283-0804

    Class Y Shares                                 New England Mutual Life Ins Co                             47.55%
                                                   Separate Investment Accounting
                                                   Attn Brenda Harmon
                                                   501 Boylston Street, 6th Floor
                                                   Boston, MA 02116-3769

                                                   The New England Life Insurance Company                     15.49%
                                                   C/O Mary Beth Klein
                                                   Insurance Accounting, 6th Floor
                                                   501 Boylston Street
                                                   Boston, MA 02116-3738

                                                   Chase Manhattan Bank Directed Trustee for MetLife          36.96%
                                                   Defined Contribution Group
                                                   Attn Brenda Hager
                                                   770 Broadway, Fl 10
                                                   New York, NY 10003-9522



    SHORT TERM CORPORATE INCOME FUND

    Class A Shares                                 County of San Benito                                        7.47%
                                                   Mary Lou Andrade
                                                   County Treasurer
                                                   440 Fifth Street Room 107
                                                   Hollister, CA 95023-3843

                                                   Treasurer County of Lake                                   10.50%
                                                   255 No Forbes Street Rm 215
                                                   Lakeport, CA 95453

                                                   National Auto Dealers Assoc                                 8.25%
                                                   8400 Westpark Dr
                                                   McLean, VA 22102-3522

                                                   Paine Webber for the Benefit of the Cato Corporation        6.88%
                                                   Attn Stuart Uselton
                                                   P.O. Box 34216
                                                   Charlotte, NC 28234-4216

    Class B Shares                                 MLPF&S For the Sole Benefit of It's Customers               5.83%
                                                   Attn Fund Administration ML#97CH6
                                                   4800 Deer Lake Dr East, 2nd Fl
                                                   Jacksonville, FL 32246-6484

    Class C Shares                                 McDonald Investments Inc FBO                               44.52%
                                                   66585101
                                                   800 Superior Ave Suite 2100
                                                   Cleveland, OH 44114-2601




                                                   Salomon Smith Barney Inc.                                  45.34%
                                                   00137337312
                                                   333 West 34th Street, 3rd Floor
                                                   New York, NY 10001



    STRATEGIC INCOME FUND

    Class C Shares                                 Lynspen & Company                                           5.10%
                                                   FBO Atlanta Regional Commission
                                                   P.O. Box 830804
                                                   Birmingham, AL 35283-0804

    Class Y Shares                                 MetLife Insurance Company                                  100.00%
                                                   Attn Adrienne Lavis
                                                   Mellon Bank
                                                   Attn: Queen Roberts
                                                   1 Mellon Bank Center
                                                   Pittsburgh, PA 15259-0001



    BOND INCOME FUND

    Class A Shares                                 MLPF&S For the Sole Benefit of It's Customers               5.80%
                                                   Attn Fund Administration ML#98484
                                                   4800 Deer Lake Dr East, 2nd FL
                                                   Jacksonville, FL 32246-6484

    Class B Shares                                 MLPF&S For the Sole Benefit of It's Customers              12.95%
                                                   Attn Fund Administration ML#97CJ0
                                                   4800 Deer Lake Dr East, 2nd FL
                                                   Jacksonville, FL 32246-6484

    Class C Shares                                 MLPF&S For the Sole Benefit of It's Customers              19.84%
                                                   Attn Fund Administration ML#97UD1
                                                   4800 Deer Lake Dr East, 2nd FL
                                                   Jacksonville, FL 32246-6484

                                                   Lynspen & Company                                           8.91%
                                                   FBO Atlanta Regional Commission
                                                   P.O. Box 830804
                                                   Birmingham, AL 35283-0804

    Class Y Shares                                 MLPF&S For the Sole Benefit of It's Customers              12.88%
                                                   Attn Fund Administration ML#97PN8
                                                   4800 Deer Lake Dr East, 2nd FL
                                                   Jacksonville, FL 32246-6484

                                                   New England life Insurance Co.                             12.38%
                                                   C/O Mary Beth Klein
                                                   Insurance Accounting 6th Flr
                                                   501 Boylston Street
                                                   Boston, MA 02116-3769

                                                   Metropolitan Life Insurance Co                             12.44%
                                                   C/O GADC-Gerald Hart-Agency
                                                   Operations NELICO
                                                   501 Boylston Street, 10th Fl
                                                   Boston, MA 02116-3769



                                                   Chase Manhattan Bank Directed Trustee                      26.84%
                                                   MetLife Defined Contribution Group
                                                   4 New York Plz Fl 2
                                                   New York, NY 10004-2413

                                                   MetLife Insurance Company                                  23.99%
                                                   Attn Adrienne Lavis
                                                   2 Montgomery St 3rd FL
                                                   Jersey City, NJ 07302-3802

                                                   Parbanc Co                                                  9.57%
                                                   514 Market Street
                                                   Parkersburg, WV 26101-5144



    HIGH INCOME FUND
    Class B Shares                                 MLPF&S For the Sole Benefit of It's Customers               7.94%
                                                   Attn Fund Administration ML#97CJ3
                                                   4800 Deer Lake Dr East, 2nd FL
                                                   Jacksonville, FL 32246-6484

    Class C Shares                                 MLPF&S For the Sole Benefit of It's Customers               9.25%
                                                   Attn Fund Administration ML#97UA1
                                                   4800 Deer Lake Dr East, 2nd FL
                                                   Jacksonville, FL 32246-6484

                                                   Lynspen & Company                                           8.99%
                                                   FBO Atlanta Regional Commission
                                                   P.O. Box 830804
                                                   Birmingham, AL 35283-0804

--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS

--------------------------------------------------------------------------------
                      PERFORMANCE RESULTS - PERCENT CHANGE
                         For the Periods Ended 12/31/00*


GOVERNMENT SECURITIES FUND
                                                            Aggregate                              Average Annual
                                                           Total Return                             Total Return
                                             -----------------------------------------    ---------------------------------

Class A shares:  As a % of                                     5 Years      10 Years        1 Year    5 Years     10 Years
                                                               -------      --------        ------    -------     --------

-----------------------------------------------

Net Asset Value                                                 28.04        94.33           12.89     5.07         6.87
Maximum Sales Charge                                            22.31        85.52           7.85      4.11         6.38




                                                            Aggregate                               Average Annual
                                                           Total Return                              Total Return
                                             -----------------------------------------    ------------------------------------
                                                                             Since                                   Since

Class B shares:  As a % of                                     5 Years     9/23/93**         1 Year    5 Years     9/23/93**
                                                               -------     ---------         ------    -------     ---------

-----------------------------------------------

Net Asset Value                                                 23.25        36.48           12.07       4.27         4.37
Maximum Sales Charge and Redemption at End of                   21.35        36.48            7.07       3.95         4.37
Period




                                                            Aggregate                               Average Annual
                                                           Total Return                              Total Return
                                             -----------------------------------------
                                                                             Since                                   Since
                                                                                  -                                       -

Class Y shares:  As a % of                                     5 Years     3/31/94**         1 Year    5 Years     3/31/94**
                                                               -------     ---------         ------    -------     ---------

-----------------------------------------------

Net Asset Value                                                 29.93        53.19           13.50       5.38         6.52




LIMITED TERM U.S. GOVERNMENT FUND
                                                            Aggregate                              Average Annual
                                                           Total Return                             Total Return
                                             -----------------------------------------


Class A shares:  As a % of                                    5 Years      10 Years         1 Year     5 Years     10 Years
                                                              -------      --------         ------     -------     --------

-----------------------------------------------

Net Asset Value                                                25.81         79.60           8.34        4.70        6.03
Maximum Sales Charge                                           22.07         74.28           5.08        4.07        5.71




                                                           Aggregate                                Average Annual
                                                         Total Return                                Total Return
                                             --------------------------------------       ------------------------------------
                                                                          Since                                      Since

Class B shares:  As a % of                                   5 Years    9/27/93**            1 Year    5 Years     9/27/93**
                                                             -------    ---------            ------    -------     ---------

-----------------------------------------------

Net Asset Value                                               21.73       31.74               7.66       4.01         3.87
Maximum Sales Charge and Redemption at End of                 19.88       31.74               2.66       3.69         3.87
Period


                                                           Aggregate                                  Average Annual
                                                          Total Return                                 Total Return

                                             ---------------------------------------      ---------------------------------------
                                                                           Since                                       Since

Class C shares:  As a % of                                   5 Years    12/30/94**           1 Year    5 Years      12/30/94**
                                                             -------    ----------           ------    -------      ----------

-----------------------------------------------

Net Asset Value                                               21.71        35.60              7.65       4.01          5.20
Maximum Sales Charge and Redemption at End of                 20.52        34.19              5.59       3.80          5.02

Period***



                                                          Aggregate                                   Average Annual
                                                         Total Return                                  Total Return
                                             -------------------------------------        ---------------------------------------
                                                                         Since                                         Since

Class Y shares:  As a % of                                  5 Years    3/31/94**             1 Year    5 Years       3/31/94**
                                                            -------    ---------             ------    -------       ---------

-----------------------------------------------

Net Asset Value                                              28.11       44.91                8.82       5.08          5.65




SHORT TERM CORPORATE INCOME FUND****
                                                           Aggregate                                  Average Annual
                                                          Total Return                                 Total Return
                                             ---------------------------------------      ---------------------------------------
                                                                           Since                                       Since

Class A shares:  As a % of                                   5 Years    10/18/91**           1 Year    5 Years      10/18/91**
                                                             -------    ----------           ------    -------      ----------

-----------------------------------------------

Net Asset Value                                               27.05        53.70              6.68       4.91          4.78
Maximum Sales Charge                                          23.21        49.11              3.43       4.26          4.44



                                                           Aggregate                                  Average Annual
                                                          Total Return                                 Total Return
                                             ---------------------------------------      ---------------------------------------
                                                                           Since                                       Since

Class B shares:  As a % of                                   5 Years     9/13/93**           1 Year    5 Years       9/13/93**
                                                             -------     ---------           ------    -------       ---------

-----------------------------------------------

Net Asset Value                                               22.37        32.04              5.90       4.12          3.88
Maximum Sales Charge and Redemption at End of                 20.47        32.04              0.90       3.79          3.88
Period



                                                           Aggregate                               Average Annual
                                                         Total Return                               Total Return
                                             --------------------------------------       ---------------------------------
                                                                      Since                                   Since

Class C shares:  As a % of                                          12/7/98**                1 Year         12/7/98**
                                                                    ---------                               ---------

-----------------------------------------------

Net Asset Value                                                       7.46                    5.90             3.54
Maximum Sales Charge and Redemption at End of                         6.44                    3.86             3.07

Period***



STRATEGIC INCOME FUND

                                                           Aggregate                                  Average Annual
                                                         Total Return                                  Total Return

                                             --------------------------------------       ---------------------------------------
                                                                          Since                                        Since

Class A shares:  As a % of                                   5 Years     5/1/95**            1 Year    5 Years       5/1/95**
                                                             -------     --------            ------    -------       --------

-----------------------------------------------

Net Asset Value                                               38.90       53.32               0.68       6.79          7.83
Maximum Sales Charge                                          32.67       46.41              -3.86       5.82          6.96



                                                           Aggregate                                  Average Annual
                                                         Total Return                                  Total Return

                                             --------------------------------------       ---------------------------------------
                                                                          Since                                        Since

Class B shares:  As a % of                                   5 Years     5/1/95**            1 Year    5 Years       5/1/95**
                                                             -------     --------            ------    -------       --------

-----------------------------------------------

Net Asset Value                                               33.70       46.66              -0.15       5.98          6.99
Maximum Sales Charge and Redemption at End of                 32.04       45.79              -4.79       5.72          6.88
Period




                                                           Aggregate                                  Average Annual
                                                         Total Return                                  Total Return

                                             --------------------------------------       ---------------------------------------
                                                                          Since                                        Since

Class C shares:  As a % of                                   5 Years     5/1/95**            1 Year    5 Years       5/1/95**
                                                             -------     --------                      -------       --------

-----------------------------------------------

Net Asset Value                                               33.62       46.33              -0.15       5.97          6.95
Maximum Sales Charge and Redemption at End of                 32.30       44.83              -2.09       5.76          6.75

Period***

                                     xxiii



                                                             Aggregate                           Average Annual
                                                           Total Return                           Total Return
                                                ------------------------------------      ------------------------------
                                                                        Since                                Since


Class Y shares:  As a % of                                            12/1/99**             1 Year         12/1/99**
                                                                      ---------             ------         ---------

-----------------------------------------------

Net Asset Value                                                         3.72                 1.04             3.44




BOND INCOME FUND
                                                           Aggregate                                Average Annual
                                                         Total Return                                Total Return
                                             --------------------------------------     ---------------------------------------

Class A shares:  As a % of                                   5 Years      10 Years         1 Year     5 Years        10 Years
                                                             -------      --------         ------     -------        --------

-----------------------------------------------

Net Asset Value                                               33.94        120.44           7.39        6.07           8.25
Maximum Sales Charge                                          27.94        110.59           2.58        5.10           7.76



                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                             ---------------------------------------     --------------------------------------
                                                                           Since                                     Since

Class B shares:  As a % of                                   5 Years     9/13/93**         1 Year    5 Years       9/13/93**
                                                             -------     ---------         ------    -------       ---------

-----------------------------------------------

Net Asset Value                                               29.24        46.17            6.51       5.26           5.34
Maximum Sales Charge and Redemption at End of                 27.38        46.17            1.51       4.96           5.34
Period

                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return

                                             ---------------------------------------     --------------------------------------
                                                                           Since                                     Since

Class C shares:  As a % of                                   5 Years    12/30/94**         1 Year    5 Years       12/30/94**
                                                             -------    ----------                   -------       ----------

-----------------------------------------------

Net Asset Value                                               29.34        52.86            6.50       5.28           7.32
Maximum Sales Charge and Redemption at End of                 28.10        51.33            4.42       5.08           7.15

Period***


                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                             ---------------------------------------     --------------------------------------
                                                                          Since                                      Since


Class Y shares:  As a % of                                  5 Years     12/30/94**         1 Year    5 Years       12/30/94**
                                                            -------     ----------                   -------       ----------

-----------------------------------------------

Net Asset Value                                              35.71        63.80             7.60       6.30           8.57




HIGH INCOME FUND
                                                           Aggregate                                Average Annual
                                                         Total Return                                Total Return
                                             --------------------------------------     ---------------------------------------

Class A shares:  As a % of                                   5 Years      10 Years         1 Year     5 Years        10 Years
                                                             -------      --------                    -------        --------

-----------------------------------------------

Net Asset Value                                               13.70        126.37          -16.09       2.60           8.51
Maximum Sales Charge                                           8.62        116.07          -19.85       1.67           8.01



                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                             ---------------------------------------     --------------------------------------
                                                                           Since                                       Since

Class B shares:  As a % of                                   5 Years     9/20/93**         1 Year      5 Years       9/20/93**
                                                             -------     ---------                     -------       ---------

-----------------------------------------------

Net Asset Value                                               9.75         22.20           -16.59       1.88            2.79
Maximum Sales Charge and Redemption at End of                 8.36         22.20           -20.34       1.62            2.79
Period



                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------      ------------------------------
                                                                       Since                                 Since

Class C shares:  As a % of                                           3/2/98**               1 Year          3/2/98**
                                                                     --------                               --------

-----------------------------------------------

Net Asset Value                                                       -17.20                -16.59           -6.45
Maximum Sales Charge and Redemption at End of                         -18.02                -18.13           -6.77

Period***


* Federal regulations require this example to be calculated using a $1,000 investment. However, the normal minimum initial investment in shares of the Funds is $2,500.

** Commencement of Fund operations or offering of the indicated class of shares.

*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

**** The Fund (formerly New England Adjustable Rate U.S. Government Fund) changed its name, investment policies and comparative indices on December 7, 1998.


                           YIELD FOR THE 30-DAY PERIOD
                                 ENDED 12/31/00*

                                 FUND                              CLASS A       CLASS B        CLASS C      CLASS Y
                                                                   -------       -------        -------      -------
      -----------------------------------------------------------
      Government Securities Fund................................     4.80          4.27            -          5.30
      Limited Term U.S. Government Fund......................        5.13          4.66          4.61         5.70
      Short Term Corporate Income Fund.......................        6.04          5.49          5.44
      Strategic Income                                              11.66         11.45          11.34          -
      Fund................................................
      Bond Income                                                    6.61          6.10          6.04         8.65
      Fund......................................................
      High Income                                                   14.12         14.02          13.88          -
      Fund......................................................

* Yields for the Class A shares of the Funds are based on the public offering price of a Class A share of the Funds and yields for the Class B, Class C and Class Y shares are based on the net asset value of a share of the Funds.

     Distribution Rate. The Government Securities, Limited Term U.S. Government, Short Term Corporate Income, Bond Income and High Income Funds may include in their written sales material distribution rates based on the Funds' distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period.

     Distributions of less than one year are annualized by multiplying by the factor necessary to produce twelve months of distributions. The distribution rates are determined by dividing the amount of the particular Fund's distributions per share over the relevant period by either the maximum offering price or the net asset value of a share of the Fund on the last day of the period.


                               DISTRIBUTION RATES
                           FOR PERIODS ENDING 12/31/00

                       AS A % OF                              1 MONTH
                                                              -------
--------------------------------------------------------
GOVERNMENT SECURITIES FUND
(Class A shares)
Net Asset Value..........................................       5.73
Maximum Offering Price...................................       5.47

(Class B shares)
Net Asset Value..........................................       4.94

(Class Y shares)
Net Asset Value..........................................       6.13

LIMITED TERM U.S. GOVERNMENT FUND
(Class A shares)
Net Asset Value..........................................       9.44
Maximum Offering Price...................................       9.09

(Class B shares)
Net Asset Value..........................................       8.76

(Class C shares)
Net Asset Value..........................................       8.76
Maximum Offering Price...................................       8.67

(Class Y shares)
Net Asset Value..........................................       9.87

SHORT TERM CORPORATE INCOME FUND
(Class A shares)
Net Asset Value..........................................       8.97
Maximum Offering Price...................................       8.69

(Class B shares)
Net Asset Value..........................................       8.16

(Class C shares)
Net Asset Value..........................................       8.17
Maximum Offering Price...................................       8.09

STRATEGIC INCOME FUND
(Class A shares)
Net Asset Value..........................................       9.04
Maximum Offering Price...................................       8.63

(Class B shares)
Net Asset Value..........................................       8.26

(Class C shares)
Net Asset Value..........................................       8.26
Maximum Offering Price...................................       8.18

(Class Y shares)
Net Asset Value..........................................       9.37

BOND INCOME FUND
(Class A shares)
Net Asset Value..........................................       7.49
Maximum Offering Price...................................       7.15

(Class B shares)
Net Asset Value..........................................       6.69

(Class C shares)
Net Asset Value..........................................       6.69
Maximum Offering Price...................................       6.62

(Class Y shares)
Net Asset Value..........................................       7.82

HIGH INCOME FUND
(Class A shares)
Net Asset Value..........................................       15.18
Maximum Offering Price...................................       14.50

(Class B shares)
Net Asset Value..........................................       14.35

(Class C shares)
Net Asset Value..........................................       14.34
Maximum Offering Price...................................       14.21

     The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

                                     xxvii